Equity - Reserves and Retained Earnings - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reserves within equity [line items]
Conversion of Convertible Notes	$ 0	$ 0